INTEREST INCOME AND FINANCE EXPENSE (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ZAR (R)	May 31, 2018 ZAR (R)	Nov. 15, 2016 ZAR (R)	Jul. 01, 2014 USD ($)	Jul. 01, 2014 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Interest received on cash deposits	R 714.1	R 264.0	R 172.4
Interest received on rehabilitation funds	245.1	265.5	223.5
Interest on right of recovery assets	16.0	15.8	14.1
Other	90.2	15.1	72.1
Interest income	1,065.4	560.4	482.1
Finance expense
Borrowings - interest	(1,289.9)	(1,444.9)	(1,572.5)
Borrowings - accrued interest and unwinding of amortised cost	(393.2)	(374.4)	(538.3)
Lease liabilities	(33.9)	(33.9)
Environmental rehabilitation obligation	(683.8)	(578.7)	(398.8)
Occupational healthcare obligation	(96.3)	(115.5)	(105.4)
Deferred payment	(186.8)	(179.0)	(200.4)
Dissenting shareholders		(21.2)	(68.1)
Deferred revenue	(349.2)	(352.3)	(160.3)
Deferred consideration	(49.1)	(40.5)
Other	(69.6)	(162.1)	(90.9)
Total finance expense	(3,151.8)	(3,302.5)	(3,134.7)
Platinum
Finance expense
Borrowings - interest	(14.5)
Streaming agreements (over time)
Finance expense
Borrowings - interest	(322.1)
BTT streaming revenue
Finance expense
Discount rate used in current estimate of value in use				11.50%	11.50%
BTT streaming revenue | Streaming agreements (over time)
Finance expense
Borrowings - interest	(12.6)	(41.5)
Wheaton Precious Metals International [Member] | Gold
Finance expense
Discount rate used in current estimate of value in use				5.20%	5.20%
Wheaton Precious Metals International [Member] | Palladium
Finance expense
Discount rate used in current estimate of value in use				4.60%	4.60%
Wheaton Precious Metals International [Member] | Streaming agreements (over time)
Finance expense
Borrowings - interest	(322.1)	(310.8)	(160.3)
US$600 million RCF
Disclosure of detailed information about borrowings [line items]
Face amount of debt				$ 600.0		R 600.0
R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt		6,000.0			R 6,000.0		R 6,000.0
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt							R 4,500.0
US$350 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt						R 350.0
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Face amount of debt								$ 178.1	R 1,883.9
Finance expense
Borrowings - accrued interest and unwinding of amortised cost	R (147.8)	(120.1)	(152.9)
Other borrowings
Finance expense
Borrowings - accrued interest and unwinding of amortised cost		R (9.6)	R (2.9)